Commitments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Percentage of income	3.00%
Royalty expense	$ 9	$ 468	$ 795
Gross amount of grant received	10,100
Paid royalties	2,800
Maximum total royalty amount	$ 7,314